Note 11 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt	$ 400,229,914	$ 424,660,265
Repayments	(80,230,351)
Proceeds from Issuance of Debt	55,800,000
Current portion of long-term debt	55,238,573	75,546,625
Long-term debt	344,991,341	349,113,640
Total debt	400,229,914	424,660,265
Current portion of deferred finance charges	644,858	618,174
Debt Issuance Costs, Noncurrent, Net	540,414	1,879,537
Total deferred finance charges	2,344,325	2,497,711
Total debt, net of deferred finance charges	397,885,589	422,162,554
Less: Current portion of long-term debt, net of current portion of deferred finance charges	54,593,715	74,928,451
Long term debt, net of deferred finance charges	$ 343,291,874	347,234,103
Term Loan 1 [Member]
Maturity Date	Sep. 09, 2016
Original Amount	$ 100,067,500
Long-term Debt		8,787,030
Repayments	$ (8,787,030)
Term Loan 2 [Member]
Maturity Date	Jun. 28, 2016
Original Amount	$ 6,580,000
Long-term Debt		1,289,680
Repayments	$ (1,289,680)
Term Loan 3 [Member]
Maturity Date	Dec. 21, 2017
Original Amount	$ 49,875,000
Long-term Debt	14,414,250	17,496,750
Repayments	$ (3,082,500)
Term Loan 4 [Member]
Maturity Date	Feb. 19, 2020
Original Amount	$ 40,250,000
Long-term Debt	16,875,000	19,375,000
Repayments	$ (2,500,000)
Term Loan 5 [Member]
Maturity Date	Nov. 04, 2020
Original Amount	$ 33,240,000
Long-term Debt	17,728,000	19,667,000
Repayments	$ (1,939,000)
Term Loan 6 [Member]
Maturity Date	Oct. 09, 2020
Original Amount	$ 29,437,000
Long-term Debt	7,090,000	7,870,000
Repayments	$ (780,000)
Term Loan 7 [Member]
Maturity Date	Jul. 15, 2016
Original Amount	$ 45,000,000
Long-term Debt		27,150,000
Repayments	$ (27,150,000)
Term Loan 8 [Member]
Maturity Date	Sep. 15, 2021
Original Amount	$ 24,600,000
Long-term Debt	21,141,273
Repayments	(3,458,727)
Proceeds from Issuance of Debt	$ 24,600,000
Term Loan 9 [Member]
Maturity Date	Apr. 14, 2020
Original Amount	$ 20,400,000
Long-term Debt	14,900,000	17,100,000
Repayments	$ (2,200,000)
Term Loan 10 [Member]
Maturity Date	Sep. 01, 2018
Original Amount	$ 49,400,000
Long-term Debt	31,250,000	34,550,000
Repayments	$ (3,300,000)
Term Loan 11 [Member]
Maturity Date	Jun. 20, 2020
Original Amount	$ 43,250,000
Long-term Debt	29,375,000	32,375,000
Repayments	$ (3,000,000)
Term Loan 12 [Member]
Maturity Date	Sep. 30, 2020
Original Amount	$ 45,212,500
Long-term Debt	28,791,594	33,844,180
Repayments	$ (5,052,586)
Term Loan 13 [Member]
Maturity Date	Jul. 31, 2022
Original Amount	$ 50,225,000
Long-term Debt	42,840,000	46,445,000
Repayments	$ (3,605,000)
Term Loan 14 [Member]
Maturity Date	Apr. 16, 2020
Original Amount	$ 30,000,000
Long-term Debt	22,335,000	25,665,000
Repayments	$ (3,330,000)
Term Loan 15 [Member]
Maturity Date	Oct. 02, 2020
Original Amount	$ 13,000,000
Long-term Debt	11,240,000	12,120,000
Repayments	$ (880,000)
Term Loan 16 [Member]
Maturity Date	Jan. 08, 2023
Original Amount	$ 20,925,000
Long-term Debt	18,440,000	19,860,000
Repayments	$ (1,420,000)
Term Loan 17 [Member]
Maturity Date	Jun. 30, 2023
Original Amount	$ 67,200,000
Long-term Debt	59,475,000	31,500,000
Repayments	(3,225,000)
Proceeds from Issuance of Debt	$ 31,200,000
Term Loan 18 [Member]
Maturity Date	Dec. 14, 2022
Original Amount	$ 22,400,000
Long-term Debt	20,906,672	22,400,000
Repayments	$ (1,493,328)
Term Loan 19 [Member]
Maturity Date	Sep. 03, 2021
Original Amount	$ 22,750,000
Long-term Debt	20,718,750	22,343,750
Repayments	$ (1,625,000)
Term Loan 20 [Member]
Maturity Date	Jul. 07, 2023
Original Amount	$ 25,350,000
Long-term Debt	22,709,375	$ 24,821,875
Repayments	$ (2,112,500)